General	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
1. GENERAL

(1)	Summary of the Parent company
Woori Financial Group, Inc. (hereinafter referred to the “Parent company”) is primarily aimed at controlling subsidiaries
that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd. The headquarters of the Parent company is located at 51,
Sogong-ro,
Jung-gu,
Seoul, Korea, and the capital stock is 3,802,676 million Won. The Parent company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.
The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795
As of August 1, 2019, the Parent company acquired a 73% interest in Tongyang Asset Management Co., Ltd. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the Parent company gained 100% control of ABL Global Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.
The Parent company paid 598,391 million Won in cash and 42,103,377 new shares of the Parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary, Woori Bank, on September 10, 2019. On the same date, the Parent company also acquired 59.8% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash.
As of December 30, 2019, the Parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd. (formerly Kukje Asset Trust Co., Ltd.) and added it as a consolidated subsidiary at the end of 2019. As of March 31, 2023, it acquired an additional 28.1% interests (excluding treasury stock, 21.3% in the case of including treasury stock).
The Parent company acquired 76.8% (excluding treasury stocks, 74.0% interest including treasury stocks) interest in Woori Financial Capital Co., Ltd. (formerly Aju Capital Co., Ltd.) on December 10, 2020. In addition, as of April 15, 2021, the Parent company acquired 13.3% interests (excluding treasury stock, 12.9% when including treasury stock) in Woori Financial Capital Co., Ltd., and as of May 24, 2021, the Parent company additionally acquired treasury stock (3.6%) which Woori Financial Capital Co., Ltd. possessed.
The Parent Company paid 113,238 million Won in cash to acquire 100% interest of Woori Savings Bank from its subsidiary, Woori Financial Capital Co., Ltd., on March 12, 2021.

As of August 10, 2021, the Parent company paid 5,792,866 new shares of the Parent company to the shareholders of Woori Financial Capital Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (9.5%) of Woori Financial Capital Co., Ltd., to make it a wholly owned subsidiary.
As of January 7, 2022, the Parent company established Woori Financial F&I Co., Ltd., an investment company for non-performing
loans and restructuring companies (100% interest, 200 billion Won in stock payments) and included it as a subsidiary.
As of March 23, 2023, the Parent company acquired a 53.9% interest (excluding treasury stocks, 52.0% interest including treasury stocks) in Woori Venture Partners Co., Ltd. (formerly Daol Investment Co., Ltd.), and added it as a consolidated subsidiary. As of May 30, 2023, the Parent company additionally acquired treasury stock (3.5%) which Woori Venture Partners Co., Ltd. possessed.
As of August 8, 2023, the Parent company paid 22,541,465 new shares of the Parent company to the shareholders of Woori Investment Bank Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (41.3%) of Woori Investment Bank Co., Ltd., to make it a wholly owned subsidiary. In addition, on the same day, the Parent company paid 9,933,246 new shares of the Parent company to the shareholders of Woori Venture Partners Co., Ltd. (excluding the Parent company) through comprehensive stock exchange and acquired residual interest (44.5%) of Woori Venture Partners Co., Ltd., to make it a wholly owned subsidiary.

(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2022 and 2023 are as follows:

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Held by Woori Financial Group Inc.
Woori Bank	Bank	100.0	100.0	Korea	December 31
Woori Card Co., Ltd .	Finance	100.0	100.0	Korea	December 31
Woori Financial Capital Co., Ltd .	Finance	100.0	100.0	Korea	December 31
Woori Investment Bank Co., Ltd. (*1)	Other credit finance business	58.7	100.0	Korea	December 31
Woori Asset Trust Co., Ltd. (*1)	Real estate trust	67.2	95.3	Korea	December 31
Woori Savings Bank	Mutual saving bank	100.0	100.0	Korea	December 31
Woori Financial F&I Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Asset Management Corp.	Finance	73.0	73.0	Korea	December 31
Woori Venture Partners (*1)	Other financial services	—	100.0	Korea	December 31
Woori Global Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Financial support service business	100.0	100.0	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	December 31
Held by Woori Bank
Woori America Bank	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank (*7)	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance	84.2	84.2	Indonesia	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	Dec ember 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
Woori Bank (Cambodia) PLC	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe	Finance	100.0	100.0	Germany	December 31
Kumho Trust First Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Asiana Saigon Inc. (*2) (*5)	Asset securitization	0.0	—	Korea	—
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*2)	Asset securitization	15.0	15.0	Korea	December 31
Jeonju Iwon Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wonju I one Inc. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Heitz Third Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woorihansoop 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori International First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wibihansoop 1st Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Woori QS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Display 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H 1st Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Woori K 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori S 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Display 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
TY 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori KC No.1 Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Quantum Jump the 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
ATLANTIC TRANSPORTATION 1 S.A. (*2) (*5)	Asset securitization	0.0	—	Marshall islands	—
Woori Gongdeok First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
HD Project Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Woori HW 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 2nd Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Woori Dream 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori SJS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Steel 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
SPG the 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori-HWC 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 3rd Co., Ltd. (*2) .	Asset securitization	0.0	0.0	Korea	December 31
Woori Park I 1st co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori DS 1st co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 4th Co., Ltd. (*2) .	Asset securitization	0.0	0.0	Korea	December 31
Woori SKR 1st Co., Ltd. (*2) .	Asset securitization	0.0	0.0	Korea	December 31
Woori H chemical 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
HE the 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Hub The 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori K The 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori KF 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
WooriI TS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H Square 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori L Yongsan 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 5th Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Ladena 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HR 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Lotte Dongtan 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 6th Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori ECO 1st Co., Ltd. (*2) (*5)	Asset securitization	0.0	—	Korea	—
Woori HO 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori ESG 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Osiria 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Eco 2nd Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Gangnam Landmark 2nd Co., Ltd (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HP the 1st co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Woori KF 2nd Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori ST 1st co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori High End 1st co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori HD 1st co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori HW 2nd co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori Mirae 1st co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No.2 (*3)	Securities investment and others	97.3	97.3	England	December 31
Multi Asset Global Real Estate Investment Trust No. 5-2 (*3)	Securities investment and others	99.0	99.0	Korea	December 31
IGIS Australia Investment Trust No. 209-1 (*3)	Securities investment and others	99.4	99.4	Korea	December 31
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*3) (*5)	Securities investment and others	97.7	97.7	Korea	—
IGIS Global Private Placement Real Estate Fund No. 316-1 (*3) (*5)	Securities investment and others	99.3	99.3	Korea	—
Woori G Global Secondary Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.3	98.6	Korea	December 31
JB Airline Private Placement Investment Trust No.8 (*3)	Securities investment and others	97.0	97.0	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 2 (*3)	Securities investment and others	97.1	97.2	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 1 (*3)	Securities investment and others	97.2	97.4	Korea	December 31
Kiwoom Frontier Private Investment Trust No. 23[Bond] (*3)(*5)	Securities investment and others	99.8	—	Korea	—
Kiwoom Harmony Private Placement Investment Trust No. 4 (*3)	Securities investment and others	—	96.2	Korea	December 31
Principal Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Principal and Interest Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Held by Multi Asset Global Real Estate Investment Trust No. 5-2
MAGI No.5 LuxCo S.a.r.l.	Asset securitization	54.6	54.6	Luxembourg	December 31
Held by MAGI No.5 LuxCo S.a.r.l.
ADP 16 Brussels	Asset securitization	100.0	100.0	Belgium	December 31
Held by Woori Card Co., Ltd.
TUTU Finance –WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
PT Woori Finance Indonesia Tbk.	Finance	82.0	84.5	Indonesia	December 31
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd. (*2)(*5)	Asset securitization	0.5	—	Korea	—
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	0.5	Korea	December 31
Held by Woori Financial Capital Co., Ltd.
Specified Money Market Trust	Trust	100.0	100.0	Korea	December 31
Held by Woori Investment Bank Co., Ltd.
Seari Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Bukgeum First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2003 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2006 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WJ2008 Securitization Specialty Co., Ltd. (*2) (*5)	Asset securitization	5.0	—	Korea	—
WH2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2106 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid) (*3)	Securities investment and others	88.0	84.7	Korea	December 31
Woori Together TDF 2025 (*3)	Securities investment and others	—	30.1	Korea	December 31
Woori Together TDF 2035 (*3)	Securities investment and others	57.1	48.0	Korea	December 31
Woori Together TDF 2040 (*3)	Securities investment and others	58.3	49.2	Korea	December 31
Woori Together TDF 2045 (*3)	Securities investment and others	69.3	61.0	Korea	December 3 1
Woori Together TDF 2050 (*3)	Securities investment and others	66.3	48.9	Korea	December 31
Woori Franklin Technology Master Fund (USD) (*3)(*8)	Securities investment and others	91.1	67.3	Korea	December 3 1
Woori Franklin Technology Feeder Fund (H) (*3)	Securities investment and others	71.8	31.4	Korea	December 31
Woori Together OCIO Target Return Master fund (*3)(*5)(*8)	Securities investment and others	100.0	—	Korea	—
Woori Together OCIO Target Return Feeder fund (*3) (*5)	Securities investment and others	81.2	—	Korea	—
Woori High Graded Bond Target Return Fund 1 (*3)	Securities investment and others	77.0	87.4	Korea	December 31
Woori Multi Return Private Equity 2 (*3) (*5)	Securities investment and others	30.9	—	Korea	—
Held by Woori Financial F&I Co., Ltd.
WI2203 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WM2203 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WNI2206 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2209 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WN2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WNKN2309 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WB2309 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
WI2311 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WSB2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WK2312 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WBS2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
VOGO DL General Private Equity Investment Trust 1 (*3)	Securities investment and others	—	99.0	Korea	December 31
Held by Woori Venture Partners Co.,Ltd. (*1)
Woori Venture Partners US	Other financial services	—	100.0	America	December 31
Held by Woori Global Asset Management Co., Ltd.
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs (*3)	Securities investment and others	37.9	37.7	Korea	December 31
Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y) (*3)(*5)	Securities investment and others	99.3	—	Korea	—
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd. ( *6)
Green ESG Growth No.1 Private Equity Fund (*3)	Securities investment and others	—	30.3	Korea	December 31
Woori New Growth Credit Fund 1 (*3)	Securities investment and others	—	100.0	Korea	December 31
Woori PE Secondary Fund 1 (*3)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Japanese Hotel Real Estate Private Equity Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1 (*3)	Securities investment and others	90.0	90.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2 (*3)	Securities investment and others	85.0	85.0	Korea	December 31
Woori Innovative Growth New Deal Private Investment Trust No.3 (*3)	Securities investment and others	94.3	94.3	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd. (*6)
Woori G GP Commitment Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G Equity Bridge Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G GP Commitment Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G GP Commitment Loan General Type Private Investment Trust No.3 (*3)	Securities investment and others	—	100.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd. (*6)
Woori G New Deal(Infrastructure) Policy Fund No.1 (*3)	Securities investment and others	70.0	70.0	Korea	December 31
Held by Woori bank and Woori Investment Bank Co., Ltd. (*6)
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G NorthAmerica Infra Private Placement Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.2 (*3)	Securities investment and others	30.1	30.1	Korea	December 31
Woori G ESG Infrastructure Development General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori ban k (*6)
Woori G WooriBank Partners General Type Private Investment Trust No.1 (*3)	Securities investment and others	92.6	92.6	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.1 (*3)	Securities investment and others	80.0	84.3	Korea	December 31
Woori G Global Mid-market Secondary General Type Private Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2 (*3)	Securities investment and others	90.9	90.9	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.5 (*3)	Securities investment and others	86.8	87.0	Korea	December 31
Woori G Senior Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	50.0	50.0	Korea	December 31
Woori G Government Bond MMF C/I (*3) (*5)	Securities investment and others	46.0	—	Korea	—
Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*3)	Securities investment and others	99.9	99.9	Korea	December 31
Woori Short Term Government and Special Bank Bond Active ETF (*3)(*5)	Securities investment and others	—	—	Korea	—
WooriG Clean Energy General Type Private Investment Trust No.2 (*3)	Securities investment and others	—	30.8	Korea	December 31
WooriG Innovation Growth(Infrastructure) General Type Private Investment Trust No.2 (*3)	Securities investment and others	—	46.4	Korea	December 31
Woori Together Institutional USD MMF No.1 C-F (*3)	Securities investment and others	—	63.4	Korea	December 31
Woori G ESG Infrastructure Development General Type Private Investment Trust No.2 (*3)	Securities investment and others	—	50.0	Korea	December 31
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust (*3)	Securities investment and others	—	40.0	Korea	December 31
Held by Woori Bank and Woori Financial Capital Co., Ltd. (*6)
Woori G Renewable New Deal Fund No.1 (*3)	Securities investment and others	60.0	60.0	Korea	December 31
Woori G Equity Investment General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2022	December 31, 2023
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 (*3)	Securities investment and others	63.2	63.2	Korea	December 31
Held by Woori Bank, Woori Global Asset Management Co., Ltd. (*6)
Woori G General Type Private Real Estate Investment Trust No.6 (*3)	Securities investment and others	—	85.8	Korea	December 31
Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Woori FG Digital Investment Fund 1st (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.1 (*3)(*8)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Corporate Turnaround No.1 Private Equity Fund (*3)	Securities investment and others	—	36.4	Korea	December 31
Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori G Japan General Type Private Real Estate Feeder Investment Trust No.2-1 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2 (*3)(*8)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1
GK OK Chatan (*3)	Other financial services	99.9	99.9	Japan	October 31	(*9)
Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*6)
Woori G Private Placement Investment Trust No. 3 (*3)(*8)	Securities investment and others	76.5	76.5	Korea	December 31
Held by Woori G Private Placement Investment Trust No. 3
GK Woorido (*3)	Other financial services	100.0	100.0	Japan	September 30	(*9)
Held by Woori G Infrastructure New Deal General Type Private Investment Trust (*6)
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1 (*3)	Securities investment and others	48.0	48.0	Korea	December 31

(*1)
Comprehensive stock exchange in Woori Investment Bank Co., Ltd., additional investment in Woori Asset Trust Corp. and new acquisition of Woori Venture Partners occurred during the year ended December 31, 2023.

(*2)
The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)
The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)
The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	Co m p a n i e s are exclu d e d fro m th e consolidatio n a s o f Decemb e r 3 1 , 202 3 .
(*6)
Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)
The Russia—Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2023, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.

(*8)	A s a maste r - feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
(*9)	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.

(3)	The Group has not consolidated the following entities as of December 31, 2022 and 2023 despite having more than 50% ownership interest:

	As of December 31, 2022
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	57.6
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.8
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*1)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.4
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
IGIS ESG General Private Investment Trust No.1 (*1)	Korea	Securities Investment	60.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
Rifa Qualified Investors Private Real Estate Investment Trust No.40 (*2)	Korea	Securities Investment	55.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

	As of December 31, 2023
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*1)	Korea	Securities Investment	55.1
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.3
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
IGIS ESG General Private Investment Trust No.1 (*1)	Korea	Securities Investment	60.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
IGIS Global Private Placement Real Estate Fund No. 316-1 (*2)	Korea	Securities Investment	99.3
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*2)	Korea	Securities Investment	97.7
Woori Asset Global Partnership Fund No.5 (*4)	Korea	Securities Investment	57.7
Kiwoom Harmony Private Placement Investment Trust No. 6 (*1)	Korea	Securities Investment	76.9
Rifa Qualified Investors Private Real Estate Investment Trust No.40 (*2)	Korea	Securities Investment	55.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)
In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.

(4)
The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2022
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	443,340,979	417,583,793	38,656,623	2,937,257	2,696,965
Woori Card Co., Ltd.	16,118,967	13,692,456	1,845,296	204,385	199,397
Woori Financial Capital Co., Ltd.	12,581,473	11,040,754	1,323,574	183,328	189,765
Woori Investment Bank Co., Ltd.	5,657,191	4,982,410	406,157	91,794	92,379
Woori Asset Trust Co., Ltd.	322,098	94,573	137,114	60,319	60,316
Woori Savings Bank	1,786,495	1,556,679	110,868	10,607	10,998
Woori Asset Management Corp.	185,389	62,568	35,019	1,259	1,314
Woori Financial F&I Co., Ltd.	336,141	135,562	8,086	867	867
Woori Credit Information Co., Ltd.	42,832	9,240	38,549	1,784	2,083
Woori Fund Service Co., Ltd.	25,094	2,691	16,337	3,917	3,917
Woori Private Equity Asset Management Co., Ltd	94,434	4,672	7,830	1,902	1,872
Woori Global Asset Management Co., Ltd.	34,988	7,090	13,711	211	211
Woori FIS Co., Ltd.	112,117	54,645	296,235	1,069	11,559
Woori Finance Research Institute Co., Ltd.	6,456	2,604	7,006	46	245

	As of and for the year ended December 31, 2023
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	458,017,067	431,313,615	37,719,811	2,505,587	3,203,099
Woori Card Co., Ltd.	17,491,193	14,830,408	2,099,755	110,998	85,647
Woori Financial Capital Co., Ltd.	12,417,338	10,796,683	1,538,360	127,836	125,562
Woori Investment Bank Co., Ltd.	6,375,625	5,273,890	429,764	(53,374)	(50,735)
Woori Asset Trust Co., Ltd.	337,976	79,747	129,982	32,297	31,849
Woori Savings Bank	1,938,948	1,759,489	133,872	(49,139)	(48,974)
Woori Financial F&I Co., Ltd.	877,702	673,265	31,290	3,866	3,858
Woori Asset Management Corp.	161,868	32,780	41,311	6,408	6,267
Woori Venture Partners Co., Ltd. (*)	328,782	30,190	14,676	3,929	5,484
Woori Global Asset Management Co., Ltd.	37,512	13,526	13,857	(3,913)	(3,913)
Woori Private Equity Asset Management Co., Ltd	96,006	4,418	10,216	1,960	1,826
Woori Credit Information Co., Ltd.	45,662	7,981	43,774	5,014	4,626
Woori Fund Service Co., Ltd.	27,526	2,758	17,059	3,539	3,539
Woori FIS Co., Ltd.	80,563	32,304	339,163	(7,511)	(9,214)
Woori Finance Research Institute Co., Ltd.	6,444	2,603	7,792	72	(11)

(*)	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization
The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities
The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act
The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.

As of December 31, 2022 and 2023, the Group provides 231,309 million Won and 2,445,644 million Won of credit facilities, respectively, for the structured entities mentioned above. As of December 31, 2022 and 2023, the purchase commitment amounts to 2,545,164 million Won and 2,848,921 million Won, respectively.

(6)
The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and trust contract. The characteristics of interests and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The interests in unconsolidated structured entities that the Group hold are classified into asset securitization, structured finance, investment fund and real-estate trust, based on the nature and the purpose of each structured entity.
Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’, and may be exposed to losses due to reduction in investment value. Investments in MMF(Money Market Funds) as of December 31, 2022 and 2023 are 875,470 million Won and 1,451,874 million Won, respectively, and there is no additional commitments for MMF.
‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.

The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase commitments, credit offerings.

	(unit : Korean Won in millions)
	December 31, 2022
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	14,856,750	82,724,618	132,264,383	1,316,930
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,051,144	5,537,836	4,964,712	40,073
Financial assets at FVTPL	258,552	6,642	4,397,416	10,480
Financial assets at FVTOCI	3,213,331	45,735	—	—
Financial assets at amortized cost	4,579,261	5,485,336	31,124	29,593
Investments in joint ventures and associates	—	—	535,427	—
Derivative assets	—	123	745	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	824	6,606	2,091	5,760
Derivative liabilities	729	4,975	2,091	—
Other liabilities (provisions)	95	1,631	—	5,760
The maximum exposure to risks	8,153,111	6,086,831	9,322,308	92,856
Investment assets	8,051,144	5,537,836	4,964,712	40,073
Purchase commitment	—	—	4,352,518	—
Credit offerings and others	101,967	548,995	5,078	52,783
Loss recognized on unconsolidated structured entities	—	17,388	113,976	1,040

	(unit : Korean Won in millions)
	December 31, 2023
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	14,595,681	99,568,859	189,034,319	1,604,210
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	9,256,063	5,414,037	6,884,658	93,222
Financial assets at FVTPL	205,449	118,026	6,000,877	8,297
Financial assets at FVTOCI	2,802,592	43,696	—	—
Financial assets at amortized cost	6,248,022	5,252,191	66	84,925
Investments in joint ventures and associates	—	—	881,531	—
Derivative assets	—	124	2,184	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	248	3,251	2,006	28,838
Derivative liabilities	—	1,243	2,006	—
Other liabilities (provisions)	248	2,008	—	28,838
The maximum exposure to risks	9,333,448	6,444,559	11,069,599	206,651
Investment assets	9,256,063	5,414,037	6,884,658	93,222
Purchase commitment	—	—	4,181,631	—
Credit offerings and others	77,385	1,030,522	3,310	113,429
Loss recognized on unconsolidated structured entities	149	83,885	63,372	19,337

(7)
As of December 31, 2022 and 2023, the share of
non-controlling
interests on the net income and equity of subsidiaries in which non-controlling
interests are significant are as follows (Unit: Korean Won in millions):

1) Accumulated
non-controlling
interests at the end of the reporting period

	December 31, 2022	December 31, 2023
Woori Bank (*1)	2,344,816	1,546,447
Woori Investment Bank Co., Ltd. (*2)	283,221	—
Woori Asset Trust Co., Ltd. (*3)	78,434	12,517
Woori Asset Management Corp	34,073	35,638
PT Bank Woori Saudara Indonesia 1906 Tbk	92,118	103,176
Wealth Development Bank	20,759	21,142
PT Woori Finance Indonesia Tbk.	13,964	13,631

(*1)	Hybrid securities issued by Woori Bank
(*2)	The non-controlling interests decreased by 280,604 million Won in accordance with additional investment during the year ended December 31, 2023.
(*3)	The non-controlling interests decreased by 71,240 million Won in accordance with additional investment during the year ended December 31, 2023.
2) Net income attributable to
non-controlling
interests

	For the years ended December 31
	2021	2022	2023
Woori Bank (*)	144,923	113,995	95,637
Woori Financial Capital Co., Ltd.	17,949	—	—
Woori Investment Bank Co., Ltd.	33,274	38,319	5,687
Woori Asset Trust Co., Ltd.	11,366	18,074	5,720
Woori Asset Management Corp	2,341	290	1,603
Woori Venture Partners Co., Ltd.	—	—	1,391
PT Bank Woori Saudara Indonesia 1906 Tbk	8,619	10,806	9,521
Wealth Development Bank	928	401	(68)
PT Woori Finance Indonesia Tbk.	—	379	1,067

(*)	Distribution of the hybrid securities issued by Woori Bank
3) Dividends to
non-controlling
interests

	For the years ended December 31
	2021	2022	2023
Woori Bank (*)	144,923	113,995	95,637
Woori Financial Capital Co., Ltd.	4,121	—	—
Woori Investment Bank Co., Ltd.	3,610	7,219	8,302
Woori Asset Trust Co., Ltd.	365	365	365
PT Bank Woori Saudara Indonesia 1906 Tbk	1,262	2,330	2,802
PT Woori Finance Indonesia Tbk.	—	—	138
Others	—	—	40

(*)	Distribution of the hybrid securities issued by Woori Bank